Noncontrolling Interests (Schedule Of Noncontrolling Interests) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	$ 16,985,000		$ 2,610,000
Noncontrolling interests' share of (loss) income	(146,888,000)		(44,329,000)
Noncontrolling interests' share of other comprehensive income (loss)	4,776,000		(2,081,000)
Common share investments funded on behalf of noncontrolling interest	535,626,000	[1]	110,128,000	[1]
Funded amounts repayable to the Company	(535,626,000)	[1]	(110,128,000)	[1]
Changes in noncontrolling interests arising from changes in ownership interests	67,634,000		60,785,000
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	11,746,000		16,985,000
Other changes in noncontrolling interest	69,239,000	[2]
Oyu Tolgoi LLC [Member]
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	(367,599,000)		(353,401,000)
Noncontrolling interests' share of (loss) income	(47,509,000)		(15,130,000)
Noncontrolling interests' share of other comprehensive income (loss)	11,268,000		932,000
Common share investments funded on behalf of noncontrolling interest	535,626,000	[1]	110,128,000	[1]
Funded amounts repayable to the Company	(535,626,000)	[1]	(110,128,000)	[1]
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	(334,601,000)		(367,599,000)
Other changes in noncontrolling interest	69,239,000	[2]
Common Share Investments effective annual rate	LIBOR plus 6.5%
Shareholder loans converted to equity	245,400,000
Unpaid dividends converted to equity	41,800,000
Cumulative Amount of Unrecognized interest	59,700,000		1,000,000
Cumulative amounts of funding	645,800,000		110,100,000
Ivanhoe Australia Limited [Member]
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	100,868,000		69,092,000
Noncontrolling interests' share of (loss) income	(46,916,000)	[3]	(45,610,000)
Noncontrolling interests' share of other comprehensive income (loss)	520,000		1,751,000
Changes in noncontrolling interests arising from changes in ownership interests	43,909,000		75,635,000
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	98,381,000		100,868,000
SouthGobi Resources Ltd. [Member]
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	283,716,000		286,919,000
Noncontrolling interests' share of (loss) income	(52,463,000)	[4]	16,411,000	[5]
Noncontrolling interests' share of other comprehensive income (loss)	(7,012,000)		(4,764,000)
Changes in noncontrolling interests arising from changes in ownership interests	23,725,000		(14,850,000)
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	$ 247,966,000		$ 283,716,000

[1]	During 2011 and 2012, Turquoise Hill funded common share investments in Oyu Tolgoi on behalf of Erdenes Oyu Tolgoi LLC ("Erdenes"). In accordance with the Amended and Restated Shareholders Agreement dated June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to Turquoise Hill via a pledge over Erdenes' share of future Oyu Tolgoi common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill. Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2012, the cumulative amounts of such funding and unrecognized interest were $645.8 million (December 31, 2011 - $110.1 million) and $59.7 million (December 31, 2011 - $1.0 million) respectively
[2]	During 2012, shareholder loans from Turquoise Hill to Oyu Tolgoi totalling $245.4 million were converted to equity. During 2012, unpaid dividends of $41.8 million on Oyu Tolgoi preferred shares held by Turquoise Hill were converted to equity.
[3]	During the year ended December 31, 2012, all of Ivanhoe Australia's revenue arose from sales in Australia to five customers.
[4]	During the year ended December 31, 2012, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $21.3 million and $16.0 million, respectively.
[5]	During the year ended December 31, 2011, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $82.4 million, $39.4 million and $35.8 million, respectively.